Dividend per ordinary share - Schedule of dividends to shareholders of the parent (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended						12 Months Ended
	Apr. 22, 2025	Oct. 31, 2025	Aug. 31, 2025	May 31, 2025	Aug. 31, 2024	May 31, 2024	Aug. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividend per ordinary share [abstract]
Dividend per ordinary share paid (in EUR per share)			€ 0.350	€ 0.710	€ 0.350	€ 0.756	€ 0.35
Dividends paid			€ 1,039	€ 2,152	€ 1,129	€ 2,497	€ 1,260
Dividend declared, per ordinary share (in EUR per share)				€ 0.71				€ 0.736
Dividend declared								€ 2,125
Dividends per ordinary share (in EUR per share)	€ 1.06	€ 0.172						€ 1.086	€ 1.060	€ 1.106
Dividends								€ 3,164	€ 3,281	€ 3,757